CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Mar. 31, 2022
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

AKSO HEALTH GROUP INC. AND SUBSIDIARIES

Schedule I -CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company’s subsidiaries and VIEs established in the PRC are restricted in their ability to transfer a portion of their net assets to the Company. The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China. The Company’s subsidiaries and its VIEs are also required to set aside at least 10% of its after-tax profit based on the PRC accounting standards each year to its statutory reserves account until the accumulative amount of such reserves reaches 50% of its respective registered capital. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

In addition, the Company’s operations and revenues are conducted and generated in China, all of the Company’s revenues being earned and currency received are denominated in RMB. RMB is subject to the foreign exchange control regulation in China, and, as a result, the Company may be unable to distribute any dividends outside of China due to the PRC foreign exchange control regulations that restrict the Company’s ability to convert RMB into US Dollars.

Regulation S-X requires the condensed financial information of a registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances, or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the Company’s PRC subsidiaries and VIEs exceed 25% of the consolidated net assets of the Company.

The condensed financial information of the parent company has been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04, using the same accounting policies as set out in the Company’s consolidated financial statements, except that the Company uses the equity method to account for investments in its subsidiaries, VIEs and VIEs’ subsidiaries. The footnote disclosures generally included in financial statements prepared in accordance with US GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Company.

CONDENSED BALANCE SHEETS

	As of March 31	As of March 31
	2022	2021
	USD	USD
ASSETS:
Cash	4,491	1,483,484
Prepayment and other assets	5,795	160,450
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	14,333,994	30,793,763
TOTAL ASSETS	14,344,280	32,437,697

LIABILITIES:
Accrued expenses and other current liabilities	60,675	161,882
Note payable	—	10,000,000
Due to related party	2,000,000	5,004,290
TOTAL LIABILITIES	2,060,675	15,166,172

SHAREHOLDERS’ EQUITY:
Ordinary shares ($0.0001 par value, 500,000,000 shares authorized, 69,763,933 and 50,016,457 shares issued, 68,598,050 and 48,850,574 shares outstanding as of March 31, 2022 and 2021, respectively.)	6,976	5,002
Additional paid-in capital	71,021,898	49,330,571
Treasury stock	(3,988,370)	(3,988,370)
Deficit	(53,107,676)	(26,760,239)
Accumulated other comprehensive loss	(1,649,223)	(1,315,439)
TOTAL SHAREHOLDERS’ EQUITY	12,283,605	17,271,525
TOTAL LIABILITIES AND SHEREHOLDERS’ EQUITY	14,344,280	32,437,697

CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME

	Years Ended March 31,
	2022	2021	2020
	USD	USD	USD
Equity in (loss) earnings of subsidiaries, VIEs and VIEs’ subsidiaries	(13,721,974)	(28,512,556)	(35,994,910)
General administrative expense and others	(3,129,090)	(4,714,433)	(6,013,633)
Impairment on long-term investments	—	(1,600,000)	(29,189,836)
NET (LOSS)	(16,851,064)	(34,826,989)	(71,198,379)

OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	1,454,319	3,942,157	(5,288,742)
COMPREHENSIVE (LOSS)	(15,395,414)	(30,884,832)	(76,487,121)

CONDENSED STATEMENTS OF CASH FLOWS

	For The Years Ended March 31,
	2022	2021	2020
	USD	USD	USD
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)	(16,851,064)	(34,826,989)	(71,198,379)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in loss of subsidiaries, VIEs and VIEs’ subsidiaries	13,721,974	28,512,556	35,994,910
Impairment on long-term investments	—	1,600,000	29,189,836
Share-based compensation	391,625	55,468	347,466
Changes in operating assets and liabilities:
Prepayments and other assets	154,654	(154,653)	344,195
Accrued expenses and other current liabilities	101,207	(40,618)	184,258
Interest payments on unsecured senior notes and short-term bank loan	(676,894)	(2,114,388)	—
NET CASH (USED IN) OPERATING ACTIVITIES	(3,158,498)	(6,968,624)	(5,137,714)

CASH FLOWS FROM INVESTING ACTIVITIES:
Increase in investment in subsidiaries, VIEs and VIE’s subsidiaries	—	—	(1,000,000)
Purchase of long-term investments	—	—	(14,594,918)
NET CASH (USED IN) IN INVESTING ACTIVITIES	—	—	(15,594,918)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from private placement offering, net of offering costs	10,017,200	—	—
Exercise of share options	—	3	281,616
Principal payments on unsecured senior notes	(10,000,000)	(10,000,000)	—
Loan to subsidiaries, VIEs and VIE’s subsidiaries	(337,695)	—	—
Repayment from subsidiaries, VIEs and VIE’s subsidiaries	—	11,738,667	—
Repurchase of ordinary shares	—	—	(2,667,902)
Proceeds from related party	2,000,000	5,004,290	—
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	1,679,505	6,742,960	(2,386,286)
NET (DECREASE) IN CASH	(1,478,993)	(225,664)	(23,118,918)
CASH-beginning of year	1,483,484	1,709,148	24,828,066
CASH-end of year	4,491	1,483,484	1,709,148

SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income tax	—	—	—
Cash paid for interest	—	2,114,388	2,413,014

Notes to condensed financial statements

1.	Akso Health, formerly known as Xiaobai Maimai Inc., was founded on April 25, 2016 in the Cayman Islands. The condensed full year results of the Company have been prepared assuming the Reorganization (see Note 1 in the consolidated financial statements) was in effect from November 1, 2016.
2.	The condensed financial statements of Akso Health have been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in subsidiaries, VIEs and subsidiaries of VIEs. Such investment in subsidiaries and VIEs are presented on the balance sheets as interests in subsidiaries and VIEs and the income (loss) of the subsidiaries and VIEs is presented as equity in (loss) earnings of subsidiaries and VIEs on the statement of operations.
3.	As of March 31, 2022 and 2021, there were no material contingencies, significant provisions of long-term obligations of the Company, except for those which have been separately disclosed in the consolidated financial statements.
4.	Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The notes to consolidated financial statements disclosed certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.